PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2019
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

3.           PROPERTY AND EQUIPMENT

At September 30, 2019 and September 30, 2018, property and equipment consisted of:

	Estimated	September 30,	September 30,
	Useful Life	2019	2018

Furniture and fixtures	5 years	$9,357	$9,357

Leasehold improvements	Life of Lease	$8,983	$8,983

Computer equipment	3 years	$8,686	$8,686

Lab equipment	5 years	$1,000	$1,000

		28,026	28,026

Less – accumulated depreciation		19,003	10,765

Property and equipment, net		$9,023	$17,261

For the years ended September 30, 2019 and 2018 depreciation expense recorded was $8,238 and $5,342, respectively.